Commitments- Sponsorship commitment (Details) - Framework agreement with the International Olympic Committee and the United States Olympic Committee - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017	Jan. 31, 2017
Sponsorship commitment
Amount committed	$ 770	$ 800
Minimum
Sponsorship commitment
Amount committed			$ 815